FINANCIAL RISK MANAGEMENT ACTIVITIES - Narrative (Details) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2023 USD ($) oz	Jun. 30, 2023 oz	Mar. 31, 2023 oz	Dec. 31, 2023 USD ($) barrel	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gold volume relating to zero cost collars (in ounces) | oz	300,000	47,000	136,000
Barrels of brent crude oil | barrel				999,000
Deferred compensation asset	$ 48			$ 48	$ 12	$ 25	$ 28
Mponeng
Disclosure of nature and extent of risks arising from financial instruments [line items]
Deferred compensation asset	$ 25			$ 25
Discount rate (in percent)	8.40%			8.40%	8.00%
Gramalote
Disclosure of nature and extent of risks arising from financial instruments [line items]
Deferred compensation asset	$ 23			$ 23
Discount rate (in percent)	9.40%			9.40%
Financial assets past due but not impaired | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 14			$ 14	$ 12	$ 18
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum debt covenant ratio allowed per agreement	3.5			3.5
Leverage ratio allowed under debt agreements	4.5			4.5
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Leverage ratio allowed under debt agreements	3.5			3.5